Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 49,479	$ 46,988
Receivables, net of allowance for bad debts of $1.6 million (2024: $1.9 million)	52,790	60,871
Prepaid expenses and other assets	4,775	4,298
Advances and deposits	3,086	3,084
Inventories	9,997	11,308
Total current assets	120,127	126,549
Non-current assets
Investments and other assets, net	5,028	5,236
Vessels and vessel equipment, net	542,486	545,594
Deferred drydock expenditures, net	22,921	14,252
Advances for ballast water treatment and scrubber systems	3,738	4,845
Deposit for vessel acquisition	3,837	0
Deferred finance fees, net	2,205	2,746
Operating lease, right-of-use asset	3,477	5,577
Total non-current assets	583,692	578,250
TOTAL ASSETS	703,819	704,799
Current liabilities
Accounts payable	8,659	6,070
Accrued expenses and other liabilities	17,686	18,313
Deferred revenue	2,532	482
Current portion of operating lease obligations	2,059	4,965
Total current liabilities	30,936	29,830
Non-current liabilities
Non-current portion of long-term debt	25,000	38,796
Non-current portion of operating lease obligations	1,577	476
Other non-current liabilities	273	273
Total non-current liabilities	26,850	39,545
TOTAL LIABILITIES	57,786	69,375
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	27,782	27,782
Stockholders' equity
Common stock	443	440
Additional paid in capital	477,098	475,812
Treasury stock	(33,524)	(33,524)
Retained earnings	174,234	164,914
Total stockholders' equity	618,251	607,642
Total redeemable preferred stock and stockholders' equity	646,033	635,424
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 703,819	$ 704,799